EQUITY	6 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 8:	EQUITY

a.	A summary of the stock option activities in six-month period ended June 30, 2015 is as follows:

	Six-month ended June 30, 2015
			Weighted
		Weighted	average
		average	remaining
	Number of	exercise	contractual	Aggregate
	options	price ($)	life (in years)	intrinsic value

Outstanding at January 1, 2015	2,796,081	3.49	3.07	10,957
Granted	330,000	8.30
Exercised	(252,054)	2.44
Expired and forfeited	(208,817)	4.38

Outstanding at June 30, 2015	2,665,210	3.98	2.89	17,061

Exercisable at June 30, 2015	1,670,974	2.42	1.80	13,304

The weighted average grant date fair value of the options granted during the six months ended June 30, 2015 was $4.15.

The total intrinsic value of options exercised during the six months ended June 30, 2015 was $1,495.

The options outstanding under the Company's stock option plans as of June 30, 2015 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	June 30,	contractual	exercise	June 30,	Options
exercise price	2015	Term	price	2015	Exercisable
		(Years)	$		$

0.85-1.45	961,553	0.57	1.23	961,553	1.23
2.08-2.7	293,686	3.37	2.56	293,686	2.56
3.45-3.77	335,971	3.22	3.57	165,568	3.60
4.72-4.85	187,000	3.37	4.74	95,500	4.75
5.25-5.53	90,000	4.06	5.33	28,750	5.37
6.27-6.92	130,000	4.65	6.42	33,333	6.27
7.01-7.68	367,000	4.72	7.46	92,584	7.43
8.42	300,000	5.85	8.42	-	-

	2,665,210	2.89	3.98	1,670,974	2.42

b.
As of June 30, 2015, there was $2,910 of total unrecognized compensation cost related to non-vested options granted under the Plan and the Special Plan, which is expected to be recognized over a period of up to four years.

c.	Dividend distribution:

On April 22, 2015, the Company's extraordinary general meeting of shareholders approved the distribution of cash dividend of $0.15 per common share for a total amount of $7,186 out of which $6,486 was paid on June 1, 2015 and the $700 was paid on July 2015.